Early Delivery Income, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 11,677	$ 207	$ 132
Marindou [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	3,202
Eniadefhi [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	8,475
Kerasies [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			(1,520)
Pemer [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			3,581
Pelea [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			(1,765)
Other Minor subsidiaries [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 0	$ 207	$ (164)